Share-based payments - Nexters Long-Term Incentive Plan (Details)	12 Months Ended
Dec. 31, 2023 Options
Share-based payments
Number of options granted	3,227,169
ESOP options
Share-based payments
Number of options granted	1,976,364
LTIP - Modified Class B complex vesting options
Share-based payments
Number of options granted	1,250,805
LTIP - Modified complex conditional upon listing
Share-based payments
Number of options granted	0